Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2022
Purchase Obligation, Fiscal Year Maturity [Abstract]
Schedule of noncancelable future minimum payments
Remainder of 2022 as of March 31, 2022	$3,000
2023	7,000
2024	11,000
2025	14,000
2026	16,000
Thereafter	48,000
Total	$99,000